MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO                   ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Growth Portfolio (Class H) and the S&P 500 Index, from December 31, 1990 through December 31, 2000

[LINE CHART]

            Growth Portfolio (Class H)S&P 500 Index
      12/90                   $10,000        $10,278
       1/91                   $10,643        $10,724
       2/91                   $11,448        $11,490
       3/91                   $11,675        $11,768
       4/91                   $11,750        $11,796
       5/91                   $12,044        $12,303
       6/91                   $11,552        $11,740
       7/91                   $12,498        $12,287
       8/91                   $12,876        $12,577
       9/91                   $13,103        $12,367
      10/91                   $13,491        $12,533
      11/91                   $13,122        $12,029
      12/91                   $14,207        $13,402
       1/92                   $14,226        $13,153
       2/92                   $14,340        $13,323
       3/92                   $13,807        $13,064
       4/92                   $13,455        $13,447
       5/92                   $13,483        $13,513
       6/92                   $13,103        $13,312
       7/92                   $13,379        $13,855
       8/92                   $13,045        $13,572
       9/92                   $13,026        $13,732
      10/92                   $13,588        $13,779
      11/92                   $14,636        $14,247
      12/92                   $15,031        $14,423
       1/93                   $15,309        $14,544
       2/93                   $14,657        $14,742
       3/93                   $15,203        $15,053
       4/93                   $14,638        $14,688
       5/93                   $15,290        $15,081
       6/93                   $15,587        $15,124
       7/93                   $15,644        $15,064
       8/93                   $16,670        $15,635
       9/93                   $17,312        $15,514
      10/93                   $17,868        $15,836
      11/93                   $17,312        $15,685
      12/93                   $17,987        $15,875
       1/94                   $18,405        $16,415
       2/94                   $17,898        $15,970
       3/94                   $16,593        $15,275
       4/94                   $16,433        $15,471
       5/94                   $16,333        $15,723
       6/94                   $15,554        $15,338
       7/94                   $16,020        $15,841
       8/94                   $16,931        $16,489
       9/94                   $16,830        $16,086
      10/94                   $16,647        $16,447
      11/94                   $16,141        $15,848
      12/94                   $15,891        $16,082
       1/95                   $16,218        $16,499
       2/95                   $16,458        $17,141
       3/95                   $16,971        $17,646
       4/95                   $17,048        $18,165
       5/95                   $17,212        $18,890
       6/95                   $17,845        $19,328
       7/95                   $18,816        $19,968
       8/95                   $18,892        $20,018
       9/95                   $19,510        $20,863
      10/95                   $19,214        $20,788
      11/95                   $20,189        $21,698
      12/95                   $21,055        $22,117
       1/96                   $20,947        $22,869
       2/96                   $21,522        $23,082
       3/96                   $22,002        $23,303
       4/96                   $23,128        $23,646
       5/96                   $24,003        $24,253
       6/96                   $24,087        $24,346
       7/96                   $21,654        $23,269
       8/96                   $22,812        $23,760
       9/96                   $24,562        $25,096
      10/96                   $23,998        $25,788
      11/96                   $24,897        $27,735
      12/96                   $24,992        $27,186
       1/97                   $26,035        $28,883
       2/97                   $25,120        $29,111
       3/97                   $23,347        $27,917
       4/97                   $23,162        $29,581
       5/97                   $24,677        $31,389
       6/97                   $25,907        $32,785
       7/97                   $27,594        $35,392
       8/97                   $26,750        $33,410
       9/97                   $28,909        $35,237
      10/97                   $27,922        $34,061
      11/97                   $27,922        $35,638
      12/97                   $28,842        $36,251
       1/98                   $28,897        $36,649
       2/98                   $31,296        $39,292
       3/98                   $32,606        $41,303
       4/98                   $32,606        $41,725
       5/98                   $31,370        $41,007
       6/98                   $33,603        $42,672
       7/98                   $32,938        $42,220
       8/98                   $26,830        $36,119
       9/98                   $28,908        $38,434
      10/98                   $30,802        $41,555
      11/98                   $33,122        $44,073
      12/98                   $37,665        $46,612
       1/99                   $39,671        $48,560
       2/99                   $37,435        $47,050
       3/99                   $39,566        $48,932
       4/99                   $39,901        $50,826
       5/99                   $39,065        $49,626
       6/99                   $41,530        $52,380
       7/99                   $40,485        $50,746
       8/99                   $39,086        $50,492
       9/99                   $39,504        $49,109
      10/99                   $41,928        $52,217
      11/99                   $44,727        $53,277
      12/99                   $50,326        $56,410
       1/00                   $48,195        $53,578
       2/00                   $50,263        $52,566
       3/00                   $53,519        $57,707
       4/00                   $50,517        $55,970
       5/00                   $46,176        $54,822
       6/00                   $49,499        $56,171
       7/00                   $48,695        $55,295
       8/00                   $52,447        $58,729
       9/00                   $48,400        $55,628
      10/00                   $47,864        $55,394
      11/00                   $39,690        $51,029
      12/00                   $40,173        $51,279

The performance of the other class will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in other classes.

The graph depicts the performance of Mitchell Hutchins Series Trust-- Growth Portfolio (Class H) and the S&P 500 Index. It is important to note the Growth Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                                 6 Months         1 Year         5 Years         10 Years       Inception*
GROWTH PORTFOLIO (CLASS H)        -18.84%        -20.17%          13.79%          14.92%          13.59%
GROWTH PORTFOLIO (CLASS I)         -18.97         -20.39           N/A             N/A           -4.75
S&P 500 INDEX                       -8.71          -9.10          18.33           17.44           14.67

* Inception: since commencement of issuance on May 4, 1987 for Class H shares and July 18, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.


The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and the period from January 1, 2000 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

ANNUAL REPORT

                                                               February 15, 2001
     Dear Contract Owner,

We are pleased to present you with the annual report for Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

The first half of the year was marked by volatility in the U.S. equity markets. Early in the year, the Nasdaq continued its dramatic gains before a correction knocked down stock prices in general through May 2000. Rising interest rates and high stock valuations contributed to the decline, although performance recovered somewhat in June.

The second half of 2000 saw a punishing market correction, with late-year weakness particularly pronounced in technology and Nasdaq securities. High yield spreads widened to record levels, creating something of a credit crunch, and the stocks of companies perceived as highly leveraged or in need of additional equity came under heavy pressure. For the year, the S&P 500 lost 9.10%, the Nasdaq Composite dropped 39.29%, the Russell 1000 Value Index gained 7.01%, and the Russell 1000 Growth Index lost 22.42%.

PORTFOLIO REVIEW

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in companies that we believe have dominant positions in their industries, have strong management and are financially sound. In the first half of 2000, we found our best investments in technology and consumer cyclical sectors, which, along with telecommunications, provided key contributions to Portfolio performance. However, overall performance during the first half of the fiscal year was weak and the Portfolio lagged behind its benchmark.

For the fiscal year ended December 31, 2000, the Portfolio's Class H shares lost 20.17%. The market environment was generally erratic and hostile to growth stocks during the period. During the fiscal year, the Russell 1000 Growth Index lost 22.42%. The Portfolio's exposure to technology and Nasdaq stocks contributed to a weak performance in late October through November, although performance was slightly over the S&P 500 Index in December 2000. During these months, management increased the Portfolio's technology weighting, a move that may have hurt short-term performance in the existing market environment. We believe, however, that this was an opportunity to accumulate technology stocks at attractive prices, a potential enhancement to long-term performance.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO                  ANNUAL REPORT


NEW PORTFOLIO MANAGEMENT

On October 6, 2000, the board of trustees for the Portfolio terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new investment management arrangements that became effective on October 10, 2000, including a new interim subadvisory contract with Alliance Capital Management L.P., which assumed the day-to-day portfolio management responsibilities of the Portfolio effective October 10, 2000.

More information about the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated May 1, 2000.



PORTFOLIO STATISTICS

Portfolio Characteristics*              12/31/00                 6/30/00
---------------------------------------------------------------------------------------------------------------------------
Stocks                                    97.5%                  96.4%
Cash/Other Assets in Excess of Liabilities 2.5%                   3.6%
Number of Securities                         87                    122
Net Assets ($mm)                          $23.4                  $32.5
---------------------------------------------------------------------------------------------------------------------------


TOP FIVE SECTORS*                 12/31/00                                       6/30/00
---------------------------------------------------------------------------------------------------------------------------
Technology                          38.9%     Technology                         40.5%
Telecommunications                  24.6      Consumer Cyclicals                 24.4
Financials                          10.9      Financials                          7.0
Consumer Cyclicals                   7.2      Utilities                           5.4
Healthcare                           5.9      Capital Goods                       5.1
---------------------------------------------------------------------------------------------------------------------------
Total                               87.5%     Total                              82.4%

Top Ten Holdings*                 12/31/00                                        6/30/00
AT&T Liberty Media Group             3.9%     EMC                                 4.3%
Vodafone Air Touch                   3.5      Cisco Systems                       4.1
Cisco Systems                        3.0      JDS Uniphase                        4.0
Flextronics International            2.6      Sun Microsystems                    2.6
BankAmerica                          2.6      Dell Computer                       2.4
Paychex                              2.4      Viacom                              2.4
AT&T Wireless                        2.4      Infinity Broadcasting               2.2
Tyco International                   2.4      Time Warner                         2.2
Chase Manhattan                      2.4      Liberty One Media Group             2.1
Sanmina                              2.3      Network Appliance                   2.0
---------------------------------------------------------------------------------------------------------------------------
Total                               27.5%     Total                              28.3%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

OUTLOOK

This year will require ever greater diligence in stock selection. Our view of equities is constructive, though we believe the positive response to lower interest rates will likely be gradual. We believe that the broad market indices have experienced most of the likely correction, and that stocks generally have attractive pricing. The exception, obviously, is in the technology sector, where concerns about disappointing earnings continue to create unprecedented price volatility.

In the first two quarters of 2001 we'll need patience as we assess the impact of lower interest rates and the restoration of appropriate inventory levels. During this time, some of the Portfolio's more defensive holdings in healthcare and staples will likely continue to outperform. We plan to use the technology sector's expected volatility to consolidate holdings in companies with unique products and undiminished leadership positions. We believe these stocks will respond strongly when investors become more confident in growth's resumption.

Finally, financial services will continue to be an important portfolio position. These companies are beneficiaries of consolidation, both domestically and abroad; mergers and acquisitions will likely pick up as interest rates decline; and valuation levels are compelling. The proposed Financial Accounting Standards Board (FASB) change to eliminate goodwill in corporate combinations would also be a positive for financial sector companies, if the rule change is passed.

We expect that slower consumer spending and excess inventory reduction may subdue gross domestic product (GDP) during the first half of 2001. We expect GDP to grow 2.0% in the first six months of 2001, accelerating to 3.0% in the second half of the year. Further, we anticipate general capital spending cutbacks. We expect that inflation rates will continue to be relatively subdued, perhaps between 2.0% and 3.0%, reflecting continued good productivity numbers. In that environment, profits will likely be flat.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Brian M. Storms
Brian M. Storms

President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.



This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


PORTFOLIO OF INVESTMENTS                            DECEMBER 31, 2000



 NUMBER OF
  SHARES                                                    VALUE
----------                                                 --------
COMMON STOCKS--96.91%

AGRICULTURE, FOOD & BEVERAGE--0.74%
    5,800   Sysco Corp. .................................   $174,000
                                                           ---------
AIRLINES--1.45%
   10,100   Southwest Airlines Co. ......................    338,653
                                                           ---------
ALCOHOL--0.82%
    4,200   Anheuser-Busch Companies, Inc. ..............    191,100
                                                           ---------
APPAREL, RETAIL--0.47%
    4,300   Gap, Inc. ...................................    109,650
                                                           ---------
BANKS--4.90%
   13,000   BankAmerica Corp. ...........................    596,375
   12,100   Chase Manhattan Corp. .......................    549,794
                                                           ---------
                                                           1,146,169
                                                           ---------
BROADCASTING & PUBLISHING--1.79%
   14,975   Infinity Broadcasting Corp.* ................    418,364
                                                           ---------
CHEMICALS--0.65%
    5,000   Sealed Air Corp. * ..........................    152,500
                                                           ---------
COMPUTER HARDWARE--4.12%
   18,520   Cisco Systems, Inc.* ........................    708,390
   14,550   Dell Computer Corp.* ........................    253,716
                                                           ---------
                                                             962,106
                                                           ---------
COMPUTER SOFTWARE--1.48%
    2,100   IBM Corp. ...................................    178,500
    2,650   Intuit* .....................................    104,509
    1,000   Oracle Systems Corp.* .......................     29,063
      400   Veritas Software Co.* .......................     35,000
                                                           ---------
                                                             347,072
                                                           ---------
DIVERSIFIED RETAIL--2.43%
    4,330   Kohl's Corp.* ...............................    264,130
    5,740   Wal-Mart Stores, Inc. .......................    304,937
                                                           ---------
                                                             569,067
                                                           ---------
DRUGS & MEDICINE--4.62%
    2,000   Affymetrix Inc.* ............................    148,875
    2,600   Cardinal Health, Inc. .......................    259,025
    4,640   Elan Corp. PLC, ADR* ........................    217,210
    4,700   Pfizer, Inc. ................................    216,200
    4,200   Schering-Plough Corp. .......................    238,350
                                                           ---------
                                                           1,079,660
                                                           ---------
ELECTRICAL EQUIPMENT--4.34%
    3,890   Jabil Circuit Inc.* .........................     98,709
   18,180   SCI Systems Inc.* ...........................    479,497
    3,600   Tellabs, Inc.* ..............................    203,400
    6,240   Teradyne Inc.* ..............................    232,440
                                                           ---------
                                                           1,014,046
                                                           ---------
ENTERTAINMENT--2.09%
    6,500   Carnival Corp. ..............................   $200,281
    4,650   Fox Entertainment Group Inc.* ...............     83,119
    4,395   Viacom Inc.* ................................    205,466
                                                           ---------
                                                             488,866
                                                           ---------
FINANCIAL SERVICES--6.00%
    4,940   Citigroup Inc. ..............................    252,249
    4,130   Federal Home Loan Mortgage Corp. ............    284,453
    2,625   Federal National Mortgage Association .......    227,719
    3,380   General Electric Co. ........................    162,029
    5,000   Household International, Inc. ...............    275,000
    5,440   MBNA Corp. ..................................    200,940
                                                           ---------
                                                           1,402,390
                                                           ---------
FOOD RETAIL--1.04%
    3,900   Safeway, Inc.* ..............................    243,750
                                                           ---------
INDUSTRIAL PARTS--0.31%
    3,200   ASM Lithography Holdings * ..................     72,200
                                                           ---------
INDUSTRIAL SERVICES & SUPPLIES--2.36%
    9,940   Tyco International Ltd. .....................    551,670
                                                           ---------
INFORMATION & COMPUTER SERVICES--7.55%
    7,450   America Online Inc.* ........................    259,260
    1,600   Computer Sciences Corp.* ....................     96,200
   17,700   IMS Health, Inc. ............................    477,900
    2,150   Omnicom Group Inc. ..........................    178,181
   11,615   Paychex, Inc. ...............................    564,780
    3,006   WPP Group PLC, ADR ..........................    188,814
                                                           ---------
                                                           1,765,135
                                                           ---------
INTERNET--0.54%
    1,000   Juniper Networks, Inc.* .....................    126,063
                                                           ---------
LONG DISTANCE & PHONE COMPANIES--4.74%
   20,000   AT&T Corp. ..................................    346,250
    6,000   Flag Telecom Holdings Ltd.* .................     37,500
    1,870   France Telecom, ADR .........................    160,236
   10,000   Millicom International Cellular, S.A.* ......    230,000
   14,000   NTL, Inc.* ..................................    335,125
                                                           ---------
                                                           1,109,111
                                                           ---------
MANUFACTURING-GENERAL--1.32%
    3,925   United Technologies Corp. ...................    308,603
                                                           ---------
MANUFACTURING-HIGH TECHNOLOGY--6.15%
      600   Comverse Technology, Inc.* ..................     65,175
   21,000   Flextronics International Ltd.* .............    598,500
    7,000   Sanmina Corp.* ..............................    536,375
    7,000   Solectron Corp.* ............................    237,300
                                                           ---------
                                                           1,437,350
                                                           ---------

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO



 NUMBER OF
  SHARES                                                    VALUE
 ---------                                                  -----
COMMON STOCKS--(CONCLUDED)
MEDIA--10.10%

   66,750   AT&T Liberty Media Group* ...................   $905,297
    1,360   Cablevision Systems Corp.* ..................    115,515
    2,708   Clear Channel Communications* ...............    131,169
    8,300   Comcast Corp.* ..............................    346,525
    8,000   Time Warner, Inc. ...........................    417,920
    6,000   United Pan Europe, ADR* .....................     63,000
   18,000   UnitedGlobalCom Inc.* .......................    245,250
    7,000   USA Networks, Inc.* .........................    136,062
                                                           ---------
                                                           2,360,738
                                                          ----------
MEDICAL PRODUCTS--1.32%
    2,600   Guidant Corp.* ..............................    140,237
    1,600   Johnson & Johnson ...........................    168,100
                                                          ----------
                                                             308,337
                                                          ----------
MOTOR VEHICLES--1.48%
   15,000   General Motors Corp.* .......................    345,000
                                                          ----------
OIL REFINING--1.22%
    9,870   Conoco, Inc. ................................    285,613
                                                          ----------
SEMICONDUCTOR--4.04%
    3,120   Altera Corp.* ...............................     82,095
    3,100   Applied Materials, Inc.* ....................    118,381
   10,500   Micron Technology, Inc.* ....................    372,750
    1,000   PMC-Sierra, Inc.* ...........................     78,625
    3,160   Texas Instruments, Inc. .....................    149,705
    3,085   Xilinx Inc.* ................................    142,296
                                                          ----------
                                                             943,852
                                                          ----------
SPECIALTY RETAIL--5.70%
    8,300   Bed, Bath & Beyond Inc.* ....................   $185,712
   10,830   Home Depot, Inc. ............................    494,796
    4,250   Lowe's Companies, Inc. ......................    189,125
   14,000   Staples, Inc.* ..............................    165,375
    9,400   Tiffany & Co. ...............................    297,275
                                                          ----------
                                                           1,332,283
                                                          ----------
UTILITIES--2.49%
    5,800   Calpine Corp.* ..............................    261,363
    5,700   Dynegy Inc. .................................    319,556
                                                          ----------
                                                             580,919
                                                          ----------
WIRELESS TELECOMMUNICATIONS--10.65%
   32,600   AT&T Wireless(1)* ...........................    564,387
   20,000   Nextel Communications, Inc.* ................    495,000
    5,400   Nokia Corp., ADR* ...........................    234,900
    2,600   Sprint Corp.* ...............................     53,138
   22,990   Vodafone Air Touch PLC, ADR .................    823,329
    4,100   Western Wireless Corp.* .....................    160,669
   11,200   Worldcom Inc.* ..............................    156,800
                                                          ----------
                                                           2,488,223
                                                          ----------
Total Common Stocks (cost--$18,705,313) ................. 22,652,490
                                                          ----------
PREFERRED STOCKS--0.54%

PUBLISHING--0.54%
    4,325   News Corp. Ltd., ADR (cost--$103,465) .......    125,695
                                                          ----------
Total Long-Term Investments (cost--$18,808,778).......... 22,778,185
                                                          ----------



PRINCIPAL
 AMOUNT                                                    MATURITY         INTEREST
 (000)                                                       DATE             RATE
---------                                                  ---------        ---------
REPURCHASE AGREEMENT--2.81%
$     657   Repurchase Agreement dated 12/29/00
               with State Street Bank & Trust Co.,
               collateralized by $413,334 U.S.
               Treasury Bonds, 5.250% due 11/15/28
               (value--$399,254); and $254,312
               U.S. Treasury Notes, 6.250% to
               6.875% due 06/30/02 to 05/15/06
               (value--$270,953); proceeds:
               $668,348 (cost--$657,000) ...............    01/02/01          5.850%           657,000
                                                                                           -----------
Total Investments (cost--$19,465,778)--100.26%..........                                    23,435,185
Liabilities in excess of other assets--(0.26)%..........                                       (61,468)
                                                                                           -----------
Net Assets--100.00%.....................................                                   $23,373,717
                                                                                           -----------
                                                                                           -----------

------------------
*     Non-Income producing security
(1)   Security, or portion thereof, was on loan at December 31, 2000.
ADR   American Depositary Receipt


See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2000

ASSETS
Investments, at value (cost--$19,465,778) ........................   $23,435,185
Investment of cash collateral received
     for securities loaned, at value (cost--$522,000) ............       522,000
Cash .............................................................           683
Dividends and interest receivable ................................        14,386
Other assets .....................................................         2,193
                                                                     -----------
Total assets .....................................................    23,974,447
                                                                     -----------
LIABILITIES

Collateral for securities loaned .................................       522,000
Payable to affiliates ............................................        16,388
Accrued expenses and other liabilities ...........................        62,342
                                                                     -----------
Total liabilities ................................................       600,730
                                                                     -----------
NET ASSETS

Beneficial interest shares of $0.001 par value
   outstanding (unlimited amount authorized) .....................     9,675,961
Accumulated net realized gains from investment transactions ......     9,728,349
Net unrealized appreciation of investments .......................     3,969,407
                                                                     -----------
Net assets .......................................................   $23,373,717
                                                                     -----------
                                                                     -----------
CLASS H:
Net assets ......................................................    $21,520,577
                                                                     -----------
Shares outstanding ..............................................      1,436,110
                                                                     -----------
Net asset value, offering price and redemption
  value per share ...............................................         $14.99
                                                                          ------
                                                                          ------
CLASS I:
Net assets ......................................................    $ 1,853,140
                                                                     -----------
Shares outstanding ..............................................        123,969
                                                                     -----------
Net asset value, offering price and redemption
  value per share ...............................................         $14.95
                                                                          ------
                                                                          ------

                See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

                                                            FOR THE YEAR
                                                               ENDED
                                                         DECEMBER 31, 2000
                                                         -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding
  taxes of $397) .................................          $   105,989
Interest .........................................               65,855
                                                            -----------
                                                                171,844
                                                            -----------
EXPENSES:
Investment management and administration .........              239,014
Professional fees ................................               38,912
Reports and notices to shareholders ..............               37,807
Custody and accounting ...........................               20,447
Trustees' fees ...................................                7,500
Distribution fees--Class I .......................                5,552
Transfer agency fees and related
  service expenses ...............................                3,000
Other expenses ...................................                6,845
                                                            -----------
                                                                359,077
Less: Fee waivers and reimbursements
   from investment manager .......................               (1,162)
                                                            -----------
Net expenses .....................................              357,915
                                                            -----------
Net investment loss ..............................             (186,071)
                                                            -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:

Net realized gains from investments ..............            9,931,709
Net change in unrealized
  appreciation/depreciation of investments .......          (15,923,494)
                                                            -----------
NET REALIZED AND UNREALIZED LOSSES
  FROM INVESTMENT TRANSACTIONS ...................           (5,991,785)
                                                            -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ................................          $(6,177,856)
                                                            -----------
                                                            -----------

               See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                     FOR THE YEARS
                                                                   ENDED DECEMBER 31,
                                                               -------------------------
                                                                 2000             1999
                                                             -----------      -----------
FROM OPERATIONS:
Net investment loss ...................................       $ (186,071)      $  (211,776)
Net realized gains from investments ...................        9,931,709         8,344,140
Net change in unrealized
  appreciation/depreciation of investments ............      (15,923,494)        2,623,209
                                                             -----------       -----------
Net increase (decrease) in net assets
  resulting from operations ...........................       (6,177,856)       10,755,573
                                                             -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investments--Class H ..........       (7,668,526)             (698)
Net realized gains from investments--Class I ..........         (481,021)              (24)
                                                             -----------       -----------
Total distributions to shareholders ...................       (8,149,547)             (722)
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares ..................        3,279,596         6,639,848
Cost of shares repurchased ............................      (12,530,309)      (19,983,254)
Proceeds from dividends reinvested ....................        8,149,547         4,561,141
                                                             -----------       -----------
Net decrease in net assets from beneficial
  interest transactions ...............................       (1,101,166)       (8,782,265)
                                                             -----------       -----------
Net increase (decrease) in net assets .................      (15,428,569)        1,972,586
NET ASSETS:
Beginning of year .....................................       38,802,286        36,829,700
                                                             -----------       -----------
End of year ...........................................      $23,373,717       $38,802,286
                                                             -----------       -----------
                                                             -----------       -----------

               See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect of its distribution plan. Class H has no distribution plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital"), the Portfolio's sub-adviser. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date ("ex-date"). Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gain/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


INVESTMENT MANAGER AND ADMINISTRATOR

   The board has approved an investment management and administration contract ("Management Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Mitchell Hutchins an investment management and administration fee, which is accrued at an annual rate of 0.75% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a sub-advisory contract ("Alliance Capital Contract") with Alliance Capital dated October 10, 2000, pursuant to which Alliance Capital serves as investment sub-adviser for the Portfolio. Under the Alliance Capital Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Alliance Capital a fee, computed daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

   At December 31, 2000, the Portfolio owed Mitchell Hutchins $15,083 in investment management and administration fees. Mitchell Hutchins waived a portion of its investment management and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund Fund LLC. For the year ended December 31, 2000, Mitchell Hutchins waived $185 of its investment management and administration fees.

For the year ended December 31, 2000, the Portfolio paid $1,398 and $1,921 in brokerage commissions to PaineWebber and UBS AG, respectively, for transactions executed on behalf of the Portfolio.


DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. The Portfolio pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 20, 2000, Mitchell Hutchins voluntarily agreed to waive $977 of distribution fees on Class I shares. At December 31, 2000, the Portfolio owed Mitchell Hutchins $1,268 in distribution fees.

NOTES TO FINANCIAL STATEMENTS

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 2000, PaineWebber earned $586 in compensation as the Portfolio's lending agent and the Portfolio earned compensation of $1,694 net of fees, rebates and expenses. At December 31, 2000, the Portfolio owed PaineWebber $37 for security lending fees. PaineWebber also has been approved as a borrower under the Portfolio's securities lending program.

   At December 31, 2000, the Portfolio had securities on loan having a market value of $502,063. The Portfolio's custodian held cash having an aggregate value of $522,000 as collateral for portfolio securities loaned which was invested as follows:


NUMBER OF
 SHARES                                                                                    VALUE
---------                                                                                  -----
  522,000  Mitchell Hutchins Private Money Market Fund LLC (cost--$522,000)...............$522,000



BANK LINE OF CREDIT

    The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 2000, the Portfolio did not borrow under the Facility.


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost)................$ 6,571,574
          Gross depreciation (investments having an excess of cost over value).................(2,602,167)
                                                                                              ------------
          Net unrealized appreciation of investments..........................................$ 3,969,407
                                                                                              ------------
                                                                                              ------------


For the year ended December 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $16,432,598 and $25,217,432 respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2000, the Portfolio's net investment loss was reduced by $186,071, and accumulated net realized gains were reduced by $186,071. Permanent "book/taxes" differences are primarily attributable to net operating losses. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal income tax.

SHARES OF BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 per value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                  CLASS H                                              CLASS I
                          -------------------------------------------------------   -----------------------------------------------
                                               FOR THE YEARS
                                                   ENDED                                                         FOR THE PERIOD
                                                DECEMBER 31,                              FOR THE                JULY 18, 1999+
                          -------------------------------------------------------        YEAR ENDED                 THROUGH
                                   2000                          1999                 DECEMBER 31, 2000         DECEMBER 31, 1999
                          ------------------------    ---------------------------   ---------------------   -----------------------
                           SHARES        AMOUNT         SHARES         AMOUNT        SHARES      AMOUNT      SHARES       AMOUNT
                          ---------   ------------    -----------   -------------   --------   ----------   --------   ------------
Shares sold ............   132,057    $  2,612,139       221,139    $  4,236,774     34,231    $ 667,457    119,166    $ 2,403,074
Shares repurchased .....  (601,206)    (11,809,679)   (1,006,817)    (19,574,390)   (33,491)    (720,630)   (20,593)      (408,864)
Dividends reinvested ...   393,068       7,668,508       255,666       4,561,141     24,656      481,039       --             --
                          ---------    ------------   -----------    -----------     ---------  ---------   --------   -----------
Net increase (decrease)
  in shares outstanding.   (76,081)   $ (1,529,032)     (530,012)   $(10,776,475)    25,396    $ 427,866     98,573    $ 1,994,210
                          ---------    ------------   -----------    -----------     ---------  ---------   --------   -----------
                          ---------    ------------   -----------    -----------     ---------  ---------   --------   -----------

----------------
+ Commencement of issuance of shares.

                                                                                                                                 13

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                               CLASS H
                                    -----------------------------------------------------------


                                                   FOR THE YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------

                                       2000#         1999         1998        1997        1996
                                    ----------     -------      -------     -------     -------
Net asset value, beginning
  of period .....................   $    24.09     $ 18.03      $ 15.63     $ 17.48     $ 17.57
                                    ----------     -------      -------     -------     -------
Net investment income (loss) ....        (0.12)      (0.14)       (0.07)       0.03       (0.06)
Net realized and unrealized
  gains (losses) from investments        (3.46)       6.20         4.79        2.69        3.29
                                    ----------     -------      -------     -------     -------
Net increase (decrease)from
  investment operations .........        (3.58)       6.06         4.72        2.72        3.23
                                    ----------     -------      -------     -------     -------
Dividends from net investment
  income ........................         --          --           --         (0.03)       --
Distributions from net realized
  gains from investments ........        (5.52)      (0.00)++     (2.32)      (4.54)      (3.32)
                                    ----------     -------      -------     -------     -------
Total dividends and other
  distributions .................        (5.52)      (0.00)       (2.32)      (4.57)      (3.32)
                                    ----------     -------      -------     -------     -------
Net asset value, end of period ..   $    14.99     $ 24.09      $ 18.03     $ 15.63     $ 17.48
                                    ----------     -------      -------     -------     -------
                                    ----------     -------      -------     -------     -------
Total investment return(1) ......       (20.17)%     33.61%       30.59%      15.41%      18.70%
                                    ----------     -------      -------     -------     -------
                                    ----------     -------      -------     -------     -------
Ratios/Supplemental Data:
Net assets, end of period (000's)   $   21,521     $36,428      $36,830     $30,586     $36,357
Expenses to average net assets,
  before waiver from manager ....         1.11%       1.11%        1.05%       1.05%       1.14%
Expenses to average net assets,
  after waiver from manager .....         1.11%       1.11%        1.05%       1.05%       1.14%
Net investment income (loss) to
  average net assets, before
  waiver from manager ...........        (0.57)%     (0.58)%      (0.37)%      0.12%      (0.29)%
Net investment income (loss) to
  average net assets, after
  waiver from manager ...........        (0.57)%     (0.58)%      (0.37)%      0.12%      (0.29)%
Portfolio turnover rate .........           53%         23%          50%         89%         53%


                                                CLASS I
                                    -------------------------------
                                                     FOR THE PERIOD
                                       FOR THE       JULY 18, 1999+
                                     YEAR ENDED         THROUGH
                                    DECEMBER 31,      DECEMBER 31,
                                       2000#             1999
                                    ------------   ----------------

Net asset value, beginning
  of period .......................  $    24.09       $   20.59
                                     ----------       ---------
Net investment income (loss) ......       (0.15)          (0.03)
Net realized and unrealized
  gains (losses) from investments..       (3.47)           3.53
                                     ----------       ---------
Net increase (decrease)from
  investment operations ...........       (3.62)           3.50
                                     ----------       ---------
Dividends from net investment
  income ..........................         --              --
Distributions from net realized
  gains from investments ..........       (5.52)          (0.00)++
                                     ----------       ---------
Total dividends and other
  distributions ...................       (5.52)          (0.00)
                                     ----------       ---------
Net asset value, end of period ....  $    14.95       $   24.09
                                     ----------       ---------
                                     ----------       ---------
Total investment return(1) ........      (20.39)%         17.00%
                                     ----------       ---------
                                     ----------       ---------
Ratios/Supplemental Data:
Net assets, end of period (000's)..  $    1,853       $   2,375
Expenses to average net assets,
  before waiver from manager ......        1.41%           1.39%*
Expenses to average net assets,
  after waiver from manager .......        1.37%           1.14%*
Net investment income (loss) to
  average net assets, before
  waiver from manager .............       (0.86)%         (0.83)%*
Net investment income (loss) to
  average net assets, after
  waiver from manager .............       (0.82)%         (0.58)%*
Portfolio turnover rate ...........          53%             23%

-----------------
+  Commencement of issuance of shares.
*  Annualized.
# Investment Sub-Advisory functions for this Portfolio were transferred from Mitchell Hutchins Asset Management Inc. to Alliance Capital Management L.P. on October 10, 2000.
++ The Fund paid a distribution of less than $0.005 for the period ended
   December 31, 1999.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges: results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Growth Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Growth Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York
February 7, 2001

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